RECOVERY OF RETAILER CHARGEBACKS (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
FEDERAL INCOME TAX (Details Narrative)
Recognized recovery of retailer chargebacks	$ 181,450